Cover	May 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2025
Entity File Number	001-36856
Entity Registrant Name	Hepion Pharmaceuticals, Inc.
Entity Central Index Key	0001583771
Entity Tax Identification Number	46-2783806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Madison Ave.
Entity Address, Address Line Two	Suite 400-PMB# 4362
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	(732)
Local Phone Number	902-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HEPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false